Long-Term Debt (Tables)	12 Months Ended
Dec. 30, 2014
Schedule of Debt

Term Debt: (dollar amounts in thousands)

	December 31, 2013
Maturity Date	Amount	Rate
April 2016	$1,167	5.75	%(1)
June 2017	$1,750	5.75	%(1)
March 2019	$2,894	4.75	%(2)

Interest Only Debt:

	December 31, 2013			December 30, 2014
Maturity Date	Amount	Rate		Amount	Rate
March 2019	$5,650	4.75	%(2)	N/A
July 2017	$—	—		$—	2.48	%(3)

(1)	Interest rate varies based on the prime rate plus 2.5%
(2)	Interest rate varies based on the prime rate plus 1.5%
(3)

Interest rate varies based on the Company’s election of (i) the base rate plus, or (ii) LIBOR, plus an applicable margin based on certain financial results of the Company (as defined in the Credit Facility agreement).

Expected and Estimated Maturities of Long Term Debt

As of December 30, 2014, the Company was in compliance with all covenants. At December 30, 2014, the expected and estimated maturities of the Company’s deemed landlord financing are as follows: (in thousands)

Deemed
Landlord
Fiscal year end	Financing
2015	$374
2016	395
2017	404
2018	306
2019	245
Thereafter	754

$2,478